Geographic Information (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Schedule of Geographic Information for Revenue	Geographic information for revenue for the period ended December 31, 2016 was as follows:
	United States	Total
Revenue:
Rental income	$18,171	$18,171
Finance income	$20,368	$20,368

Schedule of Geographic Information for Long-lived Assets

Geographic information for long-lived assets at December 31, 2016 was as follows:

	United States	Total
Long-lived assets:
Investment in finance leases, net	$926,751	$926,751
Investments in equipment subject to operating leases, net	$318,703	$318,703

SQN AIF V GP, LLC [Member]
Schedule of Geographic Information for Revenue	Geographic information for revenue for the period ended December 31, 2016 was as follows:
	United States	Total
Revenue:
Rental income	$18,171	$18,171
Finance income	$20,368	$20,368

Schedule of Geographic Information for Long-lived Assets

Geographic information for long-lived assets at December 31, 2016 was as follows:

	United States	Total
Long-lived assets:
Investment in finance leases, net	$926,751	$926,751
Investments in equipment subject to operating leases, net	$318,703	$318,703